Fair Value (Details) - Recurring [Member] - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Assets:
Accounts receivable, net	$ 2,893,308	$ 1,347,827
Liabilities
Convertible debentures	4,290,899	3,718,871
Obligation under capital lease	$ 29,379	$ 45,709
Level 1 [Member]
Assets:
Accounts receivable, net
Liabilities
Convertible debentures
Obligation under capital lease
Level 2 [Member]
Assets:
Accounts receivable, net	$ 2,893,308	$ 1,347,827
Liabilities
Convertible debentures	4,290,899	3,718,871
Obligation under capital lease	$ 29,379	$ 45,709
Level 3 [Member]
Assets:
Accounts receivable, net
Liabilities
Convertible debentures
Obligation under capital lease